SALES RESEARVES AND ALLOWANCES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Sales Researves And Allowancess [Abstract]
Sales Reserves And Allowances	$ 6,601	$ 5,849
Medicaid	1,319	1,099
Rebates	3,382	2,842
Chargebacks	1,091	1,129
Returns	598	593
Other	$ 211	$ 186